Document and Entity Information	Apr. 30, 2020
Cover [Abstract]
Entity Address, Country	LU
Entity Address, Address Line Two	<span data-hint="Entity
Amendment Flag	false
Entity Central Index Key	0001525773
Document Type	8-K
Document Period End Date	Apr. 30, 2020
Entity Registrant Name	Intelsat S.A.
Entity Incorporation State Country Code	N4
Entity File Number	001-35878
Entity Tax Identification Number	98-1009418
Entity Address, Address Line One	4 rue Albert Borschette
Entity Address, City or Town	Luxembourg
Entity Address, Postal Zip Code	L-1246
City Area Code	+352 27
Local Phone Number	84-1600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, nominal value $0.01 per share
Trading Symbol	I
Security Exchange Name	NYSE
Entity Emerging Growth Company	false